UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2008
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Pinnacle China Advisers, L.P.
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Address:  4965 Preston Park Blvd
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          Suite 240, Plano, TX 75093
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Form 13F File Number: 028-12898
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The  institutional  investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:     Barry M. Kitt
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Title:    Manager of Kitt China Management,
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          LLC,  Manager of Pinnacle China
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          Management, LLC, its General Partner
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Phone:    972-985-2121
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Signature, Place, and Date of Signing:

   /s/Barry M. Kitt                   Plano, TX              February 11, 2009
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      [Signature]                   [City, State]                 [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
                                         ----------
Form 13F Information Table Entry Total:           8
                                         ----------
Form 13F Information Table Value Total:     103,422
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                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   13F File Number    Name
1     028-12801          Barry M. Kitt

                                              FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER   VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ---- ------ ----
American Oriental              Common           028731107     7180 1057500 sh  call defined 1           x      0    0
Bioengineering Inc.
China Sec & Surve Tech Inc.    Common           16942J105     9227 2082931 sh       defined 1           x      0    0
China Information Security     Common           16944F101    12314 3420479 sh       defined 1           x      0    0
Technoogy Inc
China Transinfo Technology     Common           169453107     8303 2722222 sh       defined 1           x      0    0
Corp
Heckmann Corp                  Common           422680116    36214 7540649 sh       defined 1           x      0    0
Heckmann Corp                  *W Exp           422680116     1382 1201800 sh       defined 1           x      0    0
                               11/09/201
Ishares                        Russell 2000     464287655     9848  200000 sh  put  defined 1           x      0    0
Zhongpin, Inc.                 Common           98952K107    18954 1579466 sh       defined 1           x      0    0